Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2017
Unsecured loans, due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.27%
Unsecured loans, due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	5.47%
Unsecured loans, due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.24%
Unsecured loans, due 2017 to 2024, with interest rates ranging from 0.24% to 5.10% per annum | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	5.10%
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Debt instrument interest rate	0.55%
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Debt instrument interest rate	0.66%
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	0.43%
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	0.86%
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	2.00%
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	0.05%
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	2.07%
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Debt instrument interest rate	0.23%
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Debt instrument interest rate	1.41%
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Debt instrument interest rate	0.28%
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Debt instrument interest rate	0.42%
Secured 0.10% loans, due 2016 to 2019
Debt Instrument [Line Items]
Debt instrument interest rate	0.10%
Secured 0.00% loans, due 2019 to 2020
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%
Capital lease obligation and other, due 2016 to 2024 | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.36%
Capital lease obligation and other, due 2016 to 2024 | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	9.99%
Capital lease obligation and other, due 2017 to 2027 | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.36%
Capital lease obligation and other, due 2017 to 2027 | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	8.90%